Long term investments - Schedule of investments in equity method investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term investments
Carrying value of Equity method investment	¥ 129,705	¥ 136,080
Beijing Pengtai Baozun E-commerce Co., Ltd.
Long-term investments
Carrying value of Equity method investment	51,767	55,553
Hunter Gcsea Limited
Long-term investments
Carrying value of Equity method investment	76,968	76,945
Others
Long-term investments
Carrying value of Equity method investment	¥ 970	¥ 3,582